RESTRUCTURING CHARGES (Tables)	6 Months Ended
Jun. 30, 2016
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Reserve by Type of Cost
The following table summarizes the activity by major component of these 2016, 2014 and 2010 restructuring actions and the remaining balances of accrued restructuring costs as of June 30, 2016:

	Employee severance and job related benefits	Lease and other contract termination costs	Employee relocation costs	Facility exit costs	Write-off of equipment and facility	Total
	($ in millions)
Balance at January 1, 2015	$11.2	$4.5	$—	$—	$—	$15.7
Restructuring charges:
First quarter	—	0.7	0.1	0.2	0.2	1.2
Second quarter	—	—	0.2	0.2	0.3	0.7
Amounts utilized	(4.2)	(2.8)	(0.3)	(0.4)	(0.5)	(8.2)
Currency translation adjustments	(0.4)	(0.1)	—	—	—	(0.5)
Balance at June 30, 2015	$6.6	$2.3	$—	$—	$—	$8.9
Balance at January 1, 2016	$4.6	$2.1	$—	$—	$—	$6.7
Restructuring charges:
First quarter	3.9	9.2	0.2	2.9	76.6	92.8
Second quarter	0.2	—	0.8	7.2	—	8.2
Amounts utilized	(3.6)	(1.3)	(1.0)	(7.9)	(76.6)	(90.4)
Currency translation adjustments	—	0.1	—	—	—	0.1
Balance at June 30, 2016	$5.1	$10.1	$—	$2.2	$—	$17.4

Restructuring and Related Costs
The following table summarizes the cumulative restructuring charges of these 2016, 2014 and 2010 restructuring actions by major component through June 30, 2016:

	Chlor Alkali Products and Vinyls		Winchester	Total
	Becancour	Capacity Reductions
	($ in millions)
Write-off of equipment and facility	$3.5	$76.6	$—	$80.1
Employee severance and job related benefits	2.7	4.1	13.1	19.9
Facility exit costs	1.0	9.5	2.3	12.8
Pension and other postretirement benefits curtailment	—	—	4.1	4.1
Employee relocation costs	—	0.7	5.7	6.4
Lease and other contract termination costs	5.2	9.2	—	14.4
Total cumulative restructuring charges	$12.4	$100.1	$25.2	$137.7